Segmented information - Disclosure of Revenue Information Based on Services Provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of products and services [line items]
Revenue	$ 11,506,825	$ 10,845,066
IT services
Disclosure of products and services [line items]
Revenue	4,370,194	4,640,892
BPS
Disclosure of products and services [line items]
Revenue	1,113,310	1,128,258
Systems integration and consulting services
Disclosure of products and services [line items]
Revenue	$ 6,023,321	$ 5,075,916